Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Sable Offshore Corp.
Entity Central Index Key	0001831481
Entity Address, State or Province	TX
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	845 Texas Avenue, Suite 2920
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77002
Entity Tax Identification Number	85-3514078
City Area Code	713
Local Phone Number	579-6161
Entity Primary SIC Number	1311
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	TX
Entity Address, Address Line One	845 Texas Avenue, Suite 2920
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	579-6161
Contact Personnel Name	Gregory D. Patrinely